BALANCE SHEET	Dec. 31, 2020 USD ($)
Current Assets
Cash	$ 614,412,000
Prepaid expenses	21,840,000
Total Current Assets	662,556,000
TOTAL ASSETS	1,402,681,000
LIABILITIES AND STOCKHOLDERS' EQUITY
Total Liabilities	227,382,000
Commitments
Class A common stock subject to possible redemption 185,343,777 shares at redemption value	2,494,076,000
Current liabilities
Total Current Liabilities	185,283,000
Deferred tax liability	234,000
Stockholders' Equity
Common stock value	1,000
Additional paid-in capital	38,115,000
Accumulated deficit	(1,356,893,000)
Total Stockholders' Equity	(1,318,777,000)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,402,681,000
Churchill Capital Corp IV
Current Assets
Cash	3,592,857
Prepaid expenses	937,786
Total Current Assets	4,530,643
Cash and marketable securities held in Trust Account	2,070,086,006
TOTAL ASSETS	2,074,616,649
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities - accrued expenses	1,446,951
Current income taxes payable	81,422
Warrant liability	142,200,500
Deferred underwriting payable	72,450,000
Total Liabilities	216,178,873
Commitments
Class A common stock subject to possible redemption 185,343,777 shares at redemption value	1,853,437,770
Current liabilities
Income taxes payable	81,422
Total Current Liabilities	1,528,373
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital	68,460,540
Accumulated deficit	(63,467,875)
Total Stockholders' Equity	5,000,006
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	2,074,616,649
Class A Common Stock | Churchill Capital Corp IV
Stockholders' Equity
Common stock value	2,166
Total Stockholders' Equity	2,166
Class B Common Stock | Churchill Capital Corp IV
Stockholders' Equity
Common stock value	5,175
Total Stockholders' Equity	$ 5,175